Pension Plans (Fair Value of Pension Plan Assets by Asset Category) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2025		Mar. 31, 2024		Mar. 31, 2023
Japan
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		¥ 137,712		¥ 143,101		¥ 136,803
Japan | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		0		0
Japan | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		41,472		35,969
Japan | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		0		0
Japan | Defined Benefit Plan, Equity Securities | Japan Pooled Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		15,268	[1]	17,445	[2]
Japan | Defined Benefit Plan, Equity Securities | Japan Pooled Funds | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		0	[1]	0	[2]
Japan | Defined Benefit Plan, Equity Securities | Japan Pooled Funds | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		0	[1]	0	[2]
Japan | Defined Benefit Plan, Equity Securities | Japan Pooled Funds | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		0	[1]	0	[2]
Japan | Defined Benefit Plan, Equity Securities | Other than Japan Pooled Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	[3]	19,447		25,645
Japan | Defined Benefit Plan, Equity Securities | Other than Japan Pooled Funds | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	[3]	0		0
Japan | Defined Benefit Plan, Equity Securities | Other than Japan Pooled Funds | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	[3]	0		0
Japan | Defined Benefit Plan, Equity Securities | Other than Japan Pooled Funds | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	[3]	0		0
Japan | Defined Benefit Plan, Debt Security | Japan Pooled Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		28,787	[4]	26,799	[5]
Japan | Defined Benefit Plan, Debt Security | Japan Pooled Funds | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		0	[4]	0	[5]
Japan | Defined Benefit Plan, Debt Security | Japan Pooled Funds | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		0	[4]	0	[5]
Japan | Defined Benefit Plan, Debt Security | Japan Pooled Funds | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		0	[4]	0	[5]
Japan | Defined Benefit Plan, Debt Security | Other than Japan Pooled Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		32,738	[6]	37,243	[7]
Japan | Defined Benefit Plan, Debt Security | Other than Japan Pooled Funds | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		0	[6]	0	[7]
Japan | Defined Benefit Plan, Debt Security | Other than Japan Pooled Funds | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		0	[6]	0	[7]
Japan | Defined Benefit Plan, Debt Security | Other than Japan Pooled Funds | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		0	[6]	0	[7]
Japan | Other Plan Asset | Life Insurance Company General Accounts
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	[8]	29,136		31,655
Japan | Other Plan Asset | Life Insurance Company General Accounts | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	[8]	0		0
Japan | Other Plan Asset | Life Insurance Company General Accounts | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	[8]	29,136		31,655
Japan | Other Plan Asset | Life Insurance Company General Accounts | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	[8]	0		0
Japan | Other Plan Asset | Other Investment
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	[9]	12,336		4,314
Japan | Other Plan Asset | Other Investment | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	[9]	0		0
Japan | Other Plan Asset | Other Investment | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	[9]	12,336		4,314
Japan | Other Plan Asset | Other Investment | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	[9]	0		0
Overseas plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		151,819		153,803		¥ 122,204
Overseas plans | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		139,804		140,983
Overseas plans | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		11,293		11,720
Overseas plans | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		0		0
Overseas plans | Defined Benefit Plan, Equity Securities | Other than Japan Shares
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		54,119		61,210
Overseas plans | Defined Benefit Plan, Equity Securities | Other than Japan Shares | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		54,119		61,210
Overseas plans | Defined Benefit Plan, Equity Securities | Other than Japan Shares | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		0		0
Overseas plans | Defined Benefit Plan, Equity Securities | Other than Japan Shares | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		0		0
Overseas plans | Defined Benefit Plan, Equity Securities | Other than Japan Pooled Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		722	[1]	1,100	[3]
Overseas plans | Defined Benefit Plan, Equity Securities | Other than Japan Pooled Funds | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		0	[1]	0	[3]
Overseas plans | Defined Benefit Plan, Equity Securities | Other than Japan Pooled Funds | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		0	[1]	0	[3]
Overseas plans | Defined Benefit Plan, Equity Securities | Other than Japan Pooled Funds | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		0	[1]	0	[3]
Overseas plans | Defined Benefit Plan, Debt Security | Other than Japan Government Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		85,685		79,773
Overseas plans | Defined Benefit Plan, Debt Security | Other than Japan Government Bonds | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		85,685		79,773
Overseas plans | Defined Benefit Plan, Debt Security | Other than Japan Government Bonds | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		0		0
Overseas plans | Defined Benefit Plan, Debt Security | Other than Japan Government Bonds | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		0		0
Overseas plans | Defined Benefit Plan, Debt Security | Other than Japan Municipal Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		4,094		4,506
Overseas plans | Defined Benefit Plan, Debt Security | Other than Japan Municipal Bonds | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		0		0
Overseas plans | Defined Benefit Plan, Debt Security | Other than Japan Municipal Bonds | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		4,094		4,506
Overseas plans | Defined Benefit Plan, Debt Security | Other than Japan Municipal Bonds | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		0		0
Overseas plans | Other Plan Asset | Life Insurance Company General Accounts
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	[8]	455		471
Overseas plans | Other Plan Asset | Life Insurance Company General Accounts | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	[8]	0		0
Overseas plans | Other Plan Asset | Life Insurance Company General Accounts | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	[8]	455		471
Overseas plans | Other Plan Asset | Life Insurance Company General Accounts | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	[8]	0		0
Overseas plans | Other Plan Asset | Other Investment
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	[9]	6,744		6,743
Overseas plans | Other Plan Asset | Other Investment | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	[9]	0		0
Overseas plans | Other Plan Asset | Other Investment | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	[9]	6,744		6,743
Overseas plans | Other Plan Asset | Other Investment | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	[9]	¥ 0		¥ 0

[1]	These funds invest in listed shares including shares of ORIX Corporation in the amounts of ¥30 million at March 31, 2025.
[2]	These funds invest in listed shares including shares of ORIX Corporation in the amounts of ¥32 million at March 31, 2024.
[3]	These funds invest in listed shares.
[4]	These funds invest approximately 70% in Japanese government bonds, and approximately 30% in Japanese corporate bonds. These funds include corporate bonds of ORIX Corporation in the amounts of ¥7 million at March 31, 2025.
[5]	These funds invest approximately 70% in Japanese government bonds, and approximately 30% in Japanese corporate bonds. These funds include corporate bonds of ORIX Corporation in the amounts of ¥24 million at March 31, 2024.
[6]	These funds invest approximately 100% in foreign government bonds.
[7]	These funds invest approximately 90% in foreign government bonds and approximately 10% in foreign corporate bonds.
[8]	Life insurance company general accounts are accounts with guaranteed capital and minimum interest rate, in which life insurance companies manage funds on several contracts.
[9]	Others include derivative instruments held for hedging change in the fair value of equity securities, and short-term instruments.